CORPORATE INFORMATION	6 Months Ended
Jun. 30, 2019
Corporate Information [Abstract]
CORPORATE INFORMATION
CORPORATE INFORMATION
Barrick Gold Corporation (“Barrick”, “we” or the “Company”) is a corporation governed by the Business Corporations Act (British Columbia). The Company’s head office is located at Brookfield Place, TD Canada Trust Tower, 161 Bay Street, Suite 3700, Toronto, Ontario, M5J 2S1. The Company’s registered office is 925 West Georgia Street, Suite 1600, Vancouver, British Columbia, V6C 3L2. We are principally engaged in the production and sale of gold and copper, as well as related activities such as exploration and mine development. Our producing gold mines are located in Canada, the United States, Peru, Côte d'Ivoire, Mali and the Dominican Republic and our producing copper mine is in Zambia. We hold a 50% interest in Veladero, a gold mine located in Argentina, a 50% interest in Kalgoorlie, a gold mine located in Australia, a 50% equity interest in Barrick Niugini Limited (“BNL”), which owns a 95% interest in Porgera, a gold mine located in Papua New Guinea, a 50% equity interest in Morila Limited, which owns an 80% interest in Morila, a gold mine located in Mali, and a 50% equity interest in Kibali (Jersey) Limited, which owns a 90% interest in Kibali, a gold mine located in the Democratic Republic of Congo. We also hold a 63.9% equity interest in Acacia Mining plc (“Acacia”), a company listed on the London Stock Exchange that owns gold mines and exploration properties in Africa. We have a 50% interest in Zaldívar, a copper mine located in Chile and a 50% interest in Jabal Sayid, a copper mine located in Saudi Arabia. We also have various projects located throughout the Americas and Africa. We sell our gold and copper production into the world market. On July 1, 2019, we completed the agreement with Newmont Goldcorp Corporation to create the Nevada Gold Mines LLC joint venture. Refer to note 4 for further details.